Related parties - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Guarantees received	$ 0	$ 0
Provision for expected credit losses	0	0
Frontier Airlines Inc
Related parties
Code-share	5	3,547	$ 7,385
Aeromantenimiento, S.A.
Related parties
Aircraft maintenance	3,690	7,964	11,556
Technical support	170	143	187
Grupo Aeroportuario del Centro Norte
Related parties
Airport service	9,792	6,607	1,486
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Professional fees	923	238	224
Mijares, Angoitia, Corts y Fuentes, S.C.
Related parties
Professional fees	196	214	260
One Link, S.A. de C.V.
Related parties
Call center fees			3,634
Servprot S.A. de C.V.
Related parties
Security service	207	$ 175	$ 161
A&P International Services, S.A.P.I ("AISG")
Related parties
Aircraft maintenance	914
MRO Commercial, S.A.
Related parties
Aircraft maintenance	$ 11,097